SEGMENT REPORTING (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue		$ 54,625	$ 48,500	$ 862,165	$ 201,700
Cost of Goods Sold				272,082	51,890
Gross Profit		54,625	48,500	590,083	149,810
Depreciation and Amortization		844,529	115,968	1,034,486	1,222,438
Other operating expenses				5,961,518	4,401,633
Total operating expenses		4,442,713	(349,258)	6,996,004	5,624,071
Loss from operations		(4,388,088)	397,758	(6,405,921)	(5,474,261)
Gain (loss) on investments		351,624	(706,911)	(2,244,951)	3,152,702
Gain on sale of membership interests in Comstock Mining, LLC				0	18,275,846
Change in estimated fair value of contingent forward asset				0	765,880
Interest expense		(324,724)	(144,829)	(168,881)	(421,887)
Interest income		356,861	155,473	1,017,947	473,681
Change in fair value of derivative instruments		3,065,000	7,487,249	(13,155,946)	427,838
Equity loss in affiliates		(266,903)	(31,454)	(2,049,070)	(2,131)
Equity loss in affiliates		(266,903)		(2,049,070)	(2,131)
Impairment of goodwill and intangible assets		(350,000)		(6,394,610)	0
Other income (expense)		(863,904)	1,030,945	(930,293)	(2,265,698)
Total other income (expense), net		(2,158,935)	7,790,473	(23,925,804)	20,406,231
Net income (loss) before deferred income tax benefit		(6,547,023)	8,188,231	(30,331,725)	14,931,970
Deferred income tax benefit				5,748,105	0
Net income (loss)		(6,547,023)	8,188,231	(24,583,620)	14,931,970
Capital Expenditures		782,500	40,750	78,467	130,750
Assets		115,119,393		126,954,632	43,123,562
Investments		18,901,056		25,850,879	3,272,597
Goodwill		12,788,671		12,788,671	0
Total notes receivable and advances, net		4,962,043		13,818,386	8,009,440
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue		(877,974)		(371,900)	0
Gross Profit		(205,543)	0	(371,900)	0
Other operating expenses				(371,900)	0
Total operating expenses		(205,543)		(371,900)	0
Gain on sale of membership interests in Comstock Mining, LLC					0
Change in estimated fair value of contingent forward asset					0
Interest expense		69,796	0	66,964
Interest income		(69,796)	0	(66,964)
Equity loss in affiliates					0
LINICO Corporation
Segment Reporting Information [Line Items]
Revenue	$ 371,900
Total notes receivable and advances, net	$ 905,942
Renewable Energy Products
Segment Reporting Information [Line Items]
Revenue		877,974		1,005,942	0
Cost of Goods Sold				257,351	0
Gross Profit		205,543	0	748,591	0
Depreciation and Amortization		400,083	0	567,520	0
Other operating expenses				1,982,666	0
Total operating expenses		2,271,976	0	2,550,186	0
Loss from operations		(2,066,433)	0	(1,801,595)	0
Gain (loss) on investments		0	0	0	0
Gain on sale of membership interests in Comstock Mining, LLC					0
Change in estimated fair value of contingent forward asset					0
Interest expense		(265,407)	0	(72,194)	0
Interest income		1,616	0	3,897	0
Change in fair value of derivative instruments		0	0	0	0
Equity loss in affiliates		0	0	0	0
Impairment of goodwill and intangible assets				(6,394,610)	0
Other income (expense)		(56,889)	0	(6,328,429)	0
Total other income (expense), net		(375,267)	0	(12,791,336)	0
Net income (loss) before deferred income tax benefit		(2,441,700)	0	(14,592,931)	0
Deferred income tax benefit				1,514,303	0
Net income (loss)				(13,078,628)	0
Capital Expenditures		0	0	78,467	0
Assets		43,096,560		43,001,837	0
Investments		4,517,710		8,804,587	0
Goodwill		12,788,671		12,788,671	0
Renewable Energy Products | Operating Segments
Segment Reporting Information [Line Items]
Revenue		0	0	634,042	0
Cost of Goods Sold				257,351	0
Renewable Energy Products | Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue		877,974		371,900	0
Cost of Goods Sold				0	0
Strategic and Other Investments
Segment Reporting Information [Line Items]
Revenue		54,625		228,123	201,700
Cost of Goods Sold				14,731	51,890
Gross Profit		54,625	48,500	213,392	149,810
Depreciation and Amortization		444,446	115,968	466,966	1,222,438
Other operating expenses				4,350,752	4,401,633
Total operating expenses		2,376,280	(349,258)	4,817,718	5,624,071
Loss from operations		(2,321,655)	397,758	(4,604,326)	(5,474,261)
Gain (loss) on investments		351,624	(706,911)	(2,244,951)	3,152,702
Gain on sale of membership interests in Comstock Mining, LLC					18,275,846
Change in estimated fair value of contingent forward asset					765,880
Interest expense		(129,113)	(144,829)	(163,651)	(421,887)
Interest income		425,041	155,473	1,081,014	473,681
Change in fair value of derivative instruments		3,065,000	7,487,249	(13,155,946)	427,838
Equity loss in affiliates		(266,903)	(31,454)	(2,049,070)
Impairment of goodwill and intangible assets				0	0
Other income (expense)		(807,015)	1,030,945	5,398,136	(2,265,698)
Total other income (expense), net		(1,783,668)	7,790,473	(11,134,468)	20,406,231
Net income (loss) before deferred income tax benefit		(4,105,323)	8,188,231	(15,738,794)	14,931,970
Deferred income tax benefit				4,233,802	0
Net income (loss)				(11,504,992)	14,931,970
Capital Expenditures		782,500	40,750	0	130,750
Assets		72,022,833		83,952,795	43,123,562
Investments		14,383,346		17,046,292	3,272,597
Strategic and Other Investments | Operating Segments
Segment Reporting Information [Line Items]
Revenue		54,625	$ 48,500	228,123	201,700
Cost of Goods Sold				14,731	51,890
Strategic and Other Investments | Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue		$ 0		0	0
Cost of Goods Sold				$ 0